Equity - Earnings (loss) per share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 19, 2017 MXN ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($) $ / shares shares	Dec. 31, 2020 MXN ($)
Equity
Net (loss) income for the period		$ (215,242)	$ (4,293,791)	$ 2,639,063	$ (942,882)
Weighted average number of shares outstanding (in thousands):
Basic		1,021,561	1,021,561	1,011,877	1,011,877
Diluted		1,021,561	1,021,561	1,011,877	1,011,877
EPS- LPS :
Basic | (per share)		$ (0.211)	$ (4.203)	$ 2.608	$ (0.932)
Diluted | (per share)		$ (0.211)	$ (4.203)	$ 2.608	$ (0.932)
Legal reserve		$ 14,596		$ 291,178	$ 291,178	$ 291,178
Legal reserve as a percent of capital stock		8.50%		9.80%	9.80%	8.50%
Amount allocated to legal reserve | $	$ 252,928
Withholding tax on dividends distributions (as a percent)		10.00%	10.00%